CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 272,273	$ 85,582	$ 48,864
Accounts receivable, net of allowance for doubtful accounts	44,814	38,664	32,003
Current portion of deferred commissions	17,043	13,177	10,684
Prepaid and other current assets	12,462	6,124	6,925
Total current assets	346,592	143,547	98,476
Deferred commissions, net of current portion	29,370	24,022	18,492
Capitalized software and content, net	14,525	15,523	16,023
Property and equipment, net	9,117	10,284	8,740
Operating lease right of use assets, net	12,460	12,067	7,076
Intangible assets, net	8,168	2,985	2,493
Goodwill	42,607	8,605	8,873
Other assets	1,074	1,177	855
Total assets	463,913	218,210	161,028
Current liabilities:
Accounts payable and accrued expenses	36,040	19,265	18,093
Current portion of deferred revenue	170,149	127,043	93,037
Current portion of operating lease liabilities	3,245	2,651	2,044
Total current liabilities	209,434	148,959	113,174
Non-current liabilities:
Deferred revenue, net of current portion	70,425	58,653	45,953
Operating lease liabilities, net of current portion	9,765	9,766	5,368
Other non-current liabilities	2,184	3,991	1,548
Total liabilities	291,808	221,369	166,043
Stockholders’ (deficit) equity
Preferred stock, $0.00001 par value, 114,164,600 shares authorized, issued and outstanding (Liquidation value $384.5 million) at December 31, 2019 and December 31, 2020, respectively, and 0 shares authorized, issued, and outstanding at September 30, 2021	0	0	0
Common stock	0	0	0
Additional paid-in capital	350,693	158,483	154,287
Accumulated deficit	(177,546)	(161,303)	(158,873)
Accumulated other comprehensive loss	(1,044)	(339)	(429)
Total stockholders’ (deficit) equity	172,105	(3,159)	(5,015)
Total liabilities and stockholders’ (deficit) equity	463,913	218,210	161,028
Common Stock, Class A
Stockholders’ (deficit) equity
Common stock	0	0	0
Common Stock, Class B
Stockholders’ (deficit) equity
Common stock	$ 2	$ 0	$ 0